SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Operating loss carry forwards	$ 2,553	$ 2,349
Share based compensation	290	129
Convertible component in convertible notes	33
Accrued compensation	253	174
Total deferred tax assets	3,129	2,652
Convertible notes	(45)	(42)
Total deferred tax liabilities	(45)	(42)
Valuation allowance	(3,084)	(2,610)	$ (1,880)
Total deferred tax assets